Income Tax - Schedule of Current and Deferred Portion of Income Tax Expenses (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Schedule of Current and Deferred Portion of Income Tax Expenses [Abstract]
Current income tax expenses	$ 657,621	$ 139,269	$ 1,111,813
Deferred income tax expense (recovery)	(55)	(12,428)	(14,087)
Income tax expense	$ 657,566	$ 126,841	$ 1,097,726